Equity (Details) (Predecessor, USD $)	12 Months Ended
Dec. 31, 2013
Market Auction Preferred Stock
Liquidation value (in dollars per share)	100,000
Market Auction Preferred Stock
Market Auction Preferred Stock
Liquidation value (in dollars per share)	100,000
Market Auction Preferred Stock | Series A
Market Auction Preferred Stock
Auction Market Preferred Securities, Stock Series, Variable Interest Rate Earned	0.193%
Market Auction Preferred Stock | Series B
Market Auction Preferred Stock
Period for reset of dividend rate, other than the initial rate, for each dividend period	49 days
Auction Market Preferred Securities, Stock Series, Variable Interest Rate Earned	0.223%